Consolidated Statement of Cash Flows (Unaudited) - USD ($)	1 Months Ended	6 Months Ended	7 Months Ended
	Jun. 30, 2020	Jun. 30, 2021	Dec. 31, 2020
Cash flows from operating activities:
Net income (loss)	$ (683)	$ 7,215,551	$ (17,375,434)
Adjustments to reconcile net income (loss) to net cash used in operating activities:
Change in fair value of warrant liability		(8,946,000)	16,260,669
Interest income reinvested in Trust Account		(73,798)	(82,119)
Warrant issuance transaction costs			889,980
Changes in operating assets and liabilities:
Prepaid expenses		161,944	(366,500)
Accounts payable and accrued expenses	683	387,321	292,647
Net cash used in operating activities		(1,254,982)	(380,757)
Cash flows from investing activities:
Cash withdrawn from Trust account for tax obligations		147,620	(345,000,000)
Net cash provided by investing activities		147,620	(345,000,000)
Cash flows from financing activities:
Proceeds from issuance of private placement			8,900,000
Proceeds from sale of units in initial public offering			345,000,000
Payment of underwriters' discount			(6,900,000)
Payment of offering costs			(498,140)
Advances received from Promissory note			105,393
Repayment of advances received from Promissory note			(105,393)
Net cash provided by financing activities			346,501,860
Decrease in cash during period		(1,107,362)	1,121,103
Cash at beginning of period	0	1,121,103	0
Cash at end of period		13,741	1,121,103
Supplemental disclosure of non-cash financing activities:
Deferred underwriting compensation			12,075,000
Warrant liabilities in connection with initial public offering and private placement			26,857,668
Initial value of Class A common stock subject to possible redemption			302,568,500
Changes in value of Class A common stock subject to possible redemption		$ 7,215,550	(14,052,100)
Offering costs paid by sponsor in exchange for founder shares	25,000		$ 25,000
Deferred offering costs included in accrued expenses	$ 15,000